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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Blue Harbour Group, LP
Address:        646 Steamboat Rd.
                Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Ernenwein
Title:         Chief Financial Officer
Phone:         203.422.6564

Signature, Place, and Date of Signing:


 /s/ John Ernenwein             GREENWICH, CONNECTICUT        MAY 13, 2008
---------------------------   ----------------------         --------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                            0
                                                                          ------
Form 13F Information Table Entry Total:                                      17
                                                                         -------
Form 13F Information Table Value Total:                               $1,038,578
                                                                      ----------
                                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                         Blue Harbour Group, LP
                                                       Form 13F Information Table
                                                      Quarter ended March 31, 2008

                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY

                                                  FAIR MARKET   SHARES/
                                 TITLE OF  CUSIP     VALUE        PRN    SH/ PUT/       SHARED  SHARED OTHER
 ISSUER                           CLASS   NUMBER   (X 1000S)    AMOUNT   PRN CALL  SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
 American Reprographics Co         COM   029263100   $9,848      663,636  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Anixter International Inc         COM   035290105   $36,695     573,000  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Burger King Holdings Inc          COM   121208201   $24,213     875,391  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 ChoicePoint Inc                   COM   170388102   $188,655  3,963,339  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Community Health Systems Inc      COM   203668108   $85,450   2,545,425  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Copart Inc                        COM   217204106   $76,765   1,980,525  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Domino's Pizza Inc                COM   25754A201   $91,375   6,773,543  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Equifax Inc                       COM   294429105   $103,351  2,997,421  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Granite Construction Inc          COM   387328107   $49,705   1,519,566  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Herman Miller Inc                 COM   600544100   $11,988     487,900  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Invitrogen Corp                   COM   46185R100   $91,447   1,069,929  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Journal Communications Inc       CL A   481130102   $4,921      666,828  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Neustar Inc                      CL A   64126X201   $27,387   1,034,254  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 OGE Energy Corp                   COM   670837103   $12,645     405,692  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Oneok Inc                         COM   682680103   $189,061  4,236,193  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 School Specialty Inc              COM   807863105   $20,493     649,749  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
 Southern Union Co                 COM   844030106   $14,579     626,524  SH       SOLE                          X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                      $1,038,578
-----------------------------------------------------------------------------------------------------------------------------------
